Consolidated Balance Sheets - CNY (¥) ¥ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		¥ 117,472	¥ 243,392
Short-term investments		35,423	21,474
Accounts receivable, net		982,479	466,066
Prepayments and other current assets		45,436	49,321
Total current assets		1,180,810	780,253
Non-current assets:
Restricted cash		5,000	5,000
Property, equipment and leasehold improvement, net		1,368	1,667
Intangible assets, net		5,950	8,050
Right-of-use assets		5,653	10,249
Goodwill		84,609	84,609
Other non-current assets		4,530	4,149
Total non-current assets		107,110	113,724
TOTAL ASSETS		1,287,920	893,977
Current liabilities
Accounts payable		725,815	316,868
Short-term borrowings	[1]	30,000	20,000
Contract liabilities		1,781	4,295
Salary and welfare benefits payable		80,377	73,609
Tax payable		12,011	950
Accrued expenses and other current liabilities		25,248	25,759
Short-term lease liabilities		3,037	3,951
Warrant			850
Total current liabilities		878,269	501,533
Non-current liabilities
Deferred tax liabilities		1,488	2,013
Long-term lease liabilities		2,137	5,398
Amounts due to related party		45,811
Deferred revenue		1,432	1,432
Warrant		3,032	5,419
Total non-current liabilities		53,900	14,262
TOTAL LIABILITIES		932,169	515,795
Commitments and contingencies (Note 20)
TOTAL MEZZANINE EQUITY:
SHAREHOLDERS’ EQUITY:
Ordinary shares (US$ 0.00001 par value, 5,000,000,000 and 5,000,000,000 shares (4,000,000,000 Class A ordinary shares and 1,000,000,000 Class B ordinary shares) authorized as of December 31, 2023 and 2024, respectively; 75,440,709 and 80,321,873 shares (61,725,369 Class A ordinary shares and 18,596,504 Class B ordinary shares) issued and outstanding as of December 31, 2023 and 2024, respectively)	[2]	6	5
Treasury stock	[2]	(1,025)	(1,025)
Additional paid-in capital	[2]	2,525,741	2,491,873
Accumulated deficit		(2,175,057)	(2,113,821)
Accumulated other comprehensive income		6,086	1,150
TOTAL SHAREHOLDERS’ EQUITY:		355,751	378,182
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY		1,287,920	893,977
Related Party [Member]
Current liabilities
Amounts due to related party			¥ 55,251

[1]	On June 14, 2023, the Group entered into an RMB10.0 million credit facility with the Bank of Beijing that will expire on June 13, 2025 to support its operations, which was guaranteed by Beijing Cheche. Under this credit facility, the Group drew down RMB4.0 million and RMB6.0 million on June 29, 2023. The loans of RMB10.0 million were repaid on June 13, 2024. There are no financial covenants for the credit facility.
[2]	Shares outstanding for all periods reflect the adjustment for Reverse Recapitalization (Note 3).